Commitments- Other commitments (Details) ¥ in Millions, $ in Millions	Mar. 31, 2022 CNY (¥)	Mar. 31, 2021 CNY (¥)	Jan. 31, 2017 USD ($)
Co-location, bandwidth fees, licensed copyrights and marketing expenses
Other commitments
No later than 1 year	¥ 37,229	¥ 35,109
Later than 1 year and no later than 5 years	17,347	17,266
More than 5 years	2,446	2,849
Total	¥ 57,022	¥ 55,224
Framework agreement with the International Olympic Committee and the United States Olympic Committee | Minimum
Other commitments
Total | $			$ 815